Rationalization Of Operations	12 Months Ended
Sep. 30, 2013
Restructuring Charges [Abstract]
Rationalization Of Operations
RATIONALIZATION OF OPERATIONS

Rationalization of operations expense reflects costs associated with the Company's efforts to continually improve operational efficiency and deploy assets globally to remain competitive on a worldwide basis. Each year the Company incurs costs to size its businesses to levels appropriate for current economic conditions and to improve its cost structure for future growth. Rationalization expenses result from numerous individual actions implemented across the Company's various operating units on an ongoing basis and include costs for moving facilities to best-cost locations, starting up plants after relocation or geographic expansion to serve local markets, exiting certain product lines, curtailing/downsizing operations because of changing economic conditions and other costs resulting from asset redeployment decisions. Shutdown costs include severance and benefits, stay bonuses, lease and contract termination costs and asset write-downs. In addition to the costs of moving fixed assets, start-up and moving costs include employee training and relocation. Vacant facility costs include security, maintenance, utilities and other costs.

Rationalization expenses were $78, $119 and $81, respectively, for 2013, 2012 and 2011. The Company currently expects to incur 2014 rationalization expense of approximately $90, including costs to complete actions initiated before the end of 2013 and for actions anticipated to be approved and initiated during 2014.

The change in the liability for the rationalization of operations during the years ended September 30 follows:

	2012	Expense	Paid/Utilized	2013
Severance and benefits	$23	45	41	27
Lease and other contract terminations	5	3	5	3
Fixed asset write-downs	—	1	1	—
Vacant facility and other shutdown costs	3	6	8	1
Start-up and moving costs	1	23	23	1
Total	$32	78	78	32

	2011	Expense	Paid/Utilized	2012
Severance and benefits	$24	58	59	23
Lease and other contract terminations	3	10	8	5
Fixed asset write-downs	—	9	9	—
Vacant facility and other shutdown costs	2	12	11	3
Start-up and moving costs	1	30	30	1
Total	$30	119	117	32

Rationalization of operations expense by segment is summarized as follows:

	2011	2012	2013
Process Management	$11	19	15
Industrial Automation	32	27	27
Network Power	20	53	25
Climate Technologies	11	11	3
Commercial & Residential Solutions	7	9	8
Total	$81	119	78

Expenses incurred during 2013, 2012 and 2011 include actions to exit 13, 20 and 18 production, distribution or office facilities, and eliminate approximately 3,100, 2,700 and 2,800 positions, respectively, as well as costs related to facilities exited in previous periods. Costs have been concentrated in Network Power and Industrial Automation recently due to end market softness for these segments, including embedded computing and power, and acquisition integration activity in Network Power. The majority of costs have been incurred in Europe, North America and Asia.